UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COLLATERALIZED MORTGAGE OBLIGATIONS — 48.6%
Description	Face Amount	Value
Adjustable Rate Mortgage Trust
0.536%, 01/25/36 (A)	$701,382	$410,807
American Home Mortgage Investment Trust
2.566%, 10/25/34 (A)	980,071	641,770
2.293%, 09/25/45 (A)	2,110,274	1,600,375
0.566%, 11/25/45 (A)	334,575	199,220
0.416%, 03/25/46 (A)	673,005	382,614
Banc of America Funding
2.483%, 12/20/36 (A)	304,259	286,945
0.511%, 04/20/35 (A)	572,188	400,611
Banc of America Mortgage Securities
2.926%, 02/25/35 (A)	532,762	446,350
2.884%, 02/25/34 (A)	580,874	487,943
2.875%, 07/25/35 (A)	454,267	355,362
Bear Stearns Adjustable Rate Mortgage Trust
2.843%, 04/25/34 (A)	118,456	89,425
2.784%, 01/25/35 (A)	120,670	96,655
2.575%, 07/25/34 (A)	174,652	142,151
2.520%, 02/25/36 (A)	594,974	494,599
2.250%, 08/25/35 (A)	2,742,437	2,337,072
Citicorp Mortgage Securities
0.626%, 09/25/35 (A)	197,547	189,389
Citigroup Mortgage Loan Trust
2.603%, 10/25/35 (A)	3,601,551	2,367,703
2.580%, 10/25/35 (A)	424,347	357,634
Citimortgage Alternative Loan Trust
6.000%, 07/25/36 (A)	3,683,375	2,565,441
Countrywide Alternative Loan Trust
0.486%, 05/25/35 (A)	1,129,979	631,910
Countrywide Home Loan Mortgage Pass Through Trust
2.968%, 04/25/35 (A)	523,640	242,379
0.616%, 03/25/35 (A)	741,294	394,081
0.546%, 04/25/35 (A)	1,026,563	576,692
GMAC Mortgage Loan Trust
2.866%, 06/19/35 (A)	722,456	625,640
GSR Mortgage Loan Trust
5.416%, 07/25/35 (A)	321,533	257,810
2.891%, 12/25/34 (A)	664,455	471,989
2.739%, 11/25/35 (A)	2,017,063	1,713,394
Indymac Index Mortgage Loan Trust
5.407%, 05/25/36 (A)	756,790	372,207
5.320%, 02/25/36 (A)	246	157
4.249%, 04/25/35 (A)	851,904	628,626
2.566%, 03/25/35 (A)	3,105,936	2,372,761
0.596%, 07/25/45 (A)	463,005	297,328
0.576%, 07/25/35 (A)	670,523	397,278
JP Morgan Mortgage Trust
2.813%, 07/25/35 (A)	1,786,417	1,567,777
2.783%, 07/25/35 (A)	168,455	154,588
Lehman Mortgage Trust
6.500%, 09/25/37	1,037,152	758,699
0.776%, 01/25/36 (A)	553,841	327,896
Lehman XS Trust
0.396%, 07/25/37 (A)	2,826,901	1,156,400
Luminent Mortgage Trust
0.476%, 10/25/46 (A)	1,035,816	665,796
Master Adjustable Rate Mortgages Trust
2.660%, 03/25/35 (A)	740,976	609,290
2.615%, 03/25/35 (A)	946,516	628,487
2.594%, 12/25/34 (A)	2,433,010	1,898,957
0.436%, 01/25/47 (A)	2,775,391	1,564,529
MASTR Asset Securitization Trust
6.500%, 11/25/37	588,548	480,315

THE ADVISORS’ INNER CIRCLE FUND	LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND JANUARY 31, 2012 (Unaudited)

Description	Face Amount	Value
Merrill Lynch Alternative Note Asset
6.000%, 03/25/37	$259,501	$160,227
Morgan Stanley Mortgage Loan Trust
5.500%, 11/25/35	150,000	126,825
0.556%, 11/25/35 (A)	445,711	364,508
0.536%, 04/25/35 (A)	1,409,733	1,001,257
New York Mortgage Trust
2.800%, 05/25/36 (A)	1,614,031	1,220,021
Residential Accredit Loans
6.000%, 06/25/36	739,375	458,872
0.997%, 09/25/46 (A)	916,893	360,526
0.456%, 11/25/36 (A)	830,906	382,278
Residential Funding Mortgage Securities I
5.750%, 01/25/36	1,472,127	1,344,998
Structured Adjustable Rate Mortgage Loan Trust
2.531%, 06/25/34 (A)	845,257	727,976
0.586%, 07/25/35 (A)	720,722	400,579
0.436%, 01/25/37 (A)	839,404	406,919
WaMu Mortgage Pass Through Certificates
2.701%, 09/25/46 (A)	1,769,230	1,258,437
1.007%, 12/25/46 (A)	704,199	425,758
0.957%, 04/25/47 (A)	1,049,036	650,757
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.157%, 08/25/46 (A)	817,598	352,773
0.516%, 01/25/47 (A)	289,337	107,559
Wells Fargo Mortgage Backed Securities Trust
2.736%, 04/25/35 (A)	1,073,521	944,845
2.710%, 03/25/35 (A)	403,919	375,727
2.680%, 03/25/35 (A)	1,468,884	1,272,980
2.677%, 09/25/34 (A)	281,566	264,654

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,223,856)		45,255,528

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 32.8%
Banc of America Merrill Lynch Commercial Mortgage
5.807%, 04/10/49 (A)	225,000	249,728
Bear Stearns Commercial Mortgage Securities
5.540%, 09/11/41	300,000	340,166
5.331%, 02/11/44	500,000	536,842
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	25,000	27,244
Credit Suisse Mortgage Capital Certificates
6.413%, 02/15/41 (A)	780,000	866,717
5.987%, 09/15/39 (A)	400,000	428,469
5.902%, 06/15/39 (A)	3,860,000	3,405,324
5.695%, 09/15/40 (A)	3,180,000	3,431,929
5.542%, 01/15/49 (A)	580,000	626,373
DBUBS Mortgage Trust
5.728%, 11/10/46 (A) (B)	1,500,000	1,329,867
Extended Stay America Trust
5.498%, 11/05/27 (B)	1,605,000	1,634,912
Greenwich Capital Commercial Funding
5.867%, 12/10/49 (A)	650,000	603,669
5.736%, 12/10/49	2,475,000	2,728,732
GS Mortgage Securities II
5.984%, 08/10/45 (A)	7,105,000	6,155,118
JP Morgan Chase Commercial Mortgage Securities
6.005%, 06/15/49 (A)	1,570,000	1,713,203
5.930%, 02/12/49 (A)	260,000	291,612
5.475%, 04/15/43 (A)	100,000	111,635
5.420%, 01/15/49	325,000	359,127

THE ADVISORS’ INNER CIRCLE FUND	LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND JANUARY 31, 2012 (Unaudited)

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust
5.866%, 09/15/45 (A)	$385,000	$432,620
Morgan Stanley Capital I
6.075%, 06/11/49 (A)	1,625,000	1,584,167
5.692%, 04/15/49 (A)	75,000	82,552
Morgan Stanley Reremic Trust
5.984%, 08/12/45 (A) (B)	2,700,000	2,741,680
5.984%, 08/15/45 (A) (B)	900,000	913,893

TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $27,048,633)		30,595,579

ASSET-BACKED SECURITIES — 17.2%
AmeriCredit Automobile Receivables Trust
5.940%, 07/08/19	1,000,000	999,688
Ameriquest Mortgage Securities
0.776%, 09/25/35 (A)	975,000	488,324
0.726%, 01/25/36 (A)	475,000	288,092
Argent Securities
2.976%, 09/25/33 (A)	912,497	617,625
Asset Backed Securities Home Equity
0.416%, 11/25/36 (A)	1,350,000	470,465
Chesapeake Funding
2.035%, 09/15/21 (A) (B)	1,600,000	1,607,031
Countrywide Asset-Backed Certificates
5.103%, 05/25/35	1,380,000	1,111,231
0.996%, 07/25/34 (A)	975,000	630,278
Diamond Resorts Owner Trust
9.310%, 03/20/26 (B)	357,939	378,550
12.000%, 03/20/26 (B)	671,142	685,282
DSC Floorplan Master Owner Trust
8.110%, 03/15/16 (B)	2,050,000	2,085,301
First Franklin Mortgage Loan Asset Backed Certificates
0.426%, 07/25/36 (A)	1,163,443	794,450
Fremont Home Loan Trust
0.426%, 11/25/36 (A)	1,144,889	382,681
GSAA Trust
0.346%, 12/25/46 (A)	2,273,446	930,433
JP Morgan Mortgage Acquisition
0.746%, 06/25/35 (A)	525,000	272,193
New Century Home Equity Loan Trust
0.796%, 03/25/35 (A)	550,000	384,964
0.726%, 06/25/35 (A)	675,000	408,022
Option One Mortgage Loan Trust
0.376%, 01/25/37 (A)	1,052,397	641,840
Park Place Securities
0.776%, 07/25/35 (A)	1,175,000	667,090
Saxon Asset Securities Trust
0.926%, 12/26/34 (A)	155,138	113,992
Sierra Receivables Funding
9.310%, 07/20/28 (B)	1,208,072	1,207,543
Structured Asset Securities
0.566%, 06/25/35 (A)	982,144	637,669
0.366%, 03/25/37 (A)	288,406	184,656

TOTAL ASSET-BACKED SECURITIES (Cost $16,097,260)		15,987,400

THE ADVISORS’ INNER CIRCLE FUND	LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND JANUARY 31, 2012 (Unaudited)

SHORT-TERM INVESTMENT — 2.6%
Description	Shares	Value
Dreyfus Treasury Prime Cash Management, 0.000% (Cost $2,409,307)	2,409,307	$2,409,307

TOTAL INVESTMENTS — 101.2% (Cost $92,779,056)†		$94,247,814

Percentages based on net assets of $93,164,008.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $92,779,056 and the unrealized appreciation and depreciation were $4,605,108 and ($3,136,350), respectively.
(A)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$45,255,528	$—	$45,255,528
Commercial Mortgage-Backed Obligations	—	30,595,579	—	30,595,579
Asset-Backed Securities	—	15,987,400	—	15,987,400
Short-Term Investment	2,409,307	—	—	2,409,307

Total Investments in Securities	$2,409,307	$91,838,507	$—	$94,247,814

For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

The following is a summary of the significant accounting policies followed by the Fund:

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012